Note 18 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 16,366	$ (594)
Balance	63,478
Less: current portion	31,604	25,537
Non-current portion	31,874	8,651
Fair Value, Inputs, Level 3 [Member]
Balance	34,188	32,346
Amounts recognized on acquisitions	32,571	8,933
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	16,366	(594)
Resolved and settled in cash	(20,136)	(6,806)
Other	489	309
Balance	63,478	34,188
Less: current portion	31,604	25,537
Non-current portion	$ 31,874	$ 8,651